Note 7 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2021	$321
2022	309
2023	296
2024	281
2025	264
Thereafter	253
Total	$1,724

Servicing Asset at Amortized Cost [Table Text Block]
(Dollar amounts in thousands)	2020	2019

Beginning of year	$390	$357
Additions	276	67
Amortized to expense	(190)	(34)

End of year	$476	$390